UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21914
RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Portfolio of Investments
Columbia Short-Term Cash Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (30.6%)

	Effective	Amount payable at
Issuer	yield	maturity		Value(a)
Federal Home Loan Bank Discount Notes
12-15-10	0.180%	$100,000,000	(e)	$99,977,000
12-22-10	0.180	100,000,000	(e)	99,973,500
Federal National Mortgage Association Discount Notes
11-10-10	0.130	67,000,000	(e)	66,997,134
U.S. Treasury Bills
11-04-10	0.110	100,000,000	(e)	99,998,167
11-12-10	0.140	100,000,000	(e)	99,994,583
11-18-10	0.140	80,000,000	(e)	79,993,836
12-02-10	0.130	100,000,000	(e)	99,987,854
12-16-10	0.150	50,000,000	(e)	49,990,404
12-23-10	0.150	200,000,000		199,954,700

Total U.S. Government Agencies
(Cost: $896,867,178)				$896,867,178

U.S. Government-Insured Debt (17.6%)

	Effective	Amount payable at
Issuer	yield	maturity		Value(a)
Straight-A Funding LLC
U.S. Treasury Government Guaranty(c)
11-16-10	0.210%	$30,000,000	(b)	$29,996,883
11-17-10	0.220	30,000,000	(b)	29,996,550
11-19-10	0.220	50,000,000	(b)	49,993,611
11-22-10	0.210	50,000,000	(b)	49,992,972
12-01-10	0.230	50,000,000	(b)	49,989,778
12-13-10	0.250	27,481,000	(b)	27,472,603
12-14-10	0.240	26,000,000	(b)	25,992,200
12-15-10	0.240	25,000,000	(b)	24,992,333
12-21-10	0.240	50,000,000	(b)	49,982,667
01-05-11	0.250	48,000,000	(b)	47,977,667
01-06-11	0.250	30,033,000	(b)	30,018,818
01-13-11	0.250	49,000,000	(b)	48,974,479
01-18-11	0.260	50,038,000	(b)	50,009,089

Total U.S. Government-Insured Debt

(Cost: $515,389,650)				$515,389,650

Certificates of Deposit (8.1%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Citibank NA
11-01-10	0.220%	$69,100,000	$69,100,000
Royal Bank of Canada
11-01-10	0.200	69,000,000	69,000,000

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Royal Bank of Scotland PLC
12-17-10	0.260	50,000,000	50,000,000
Toronto Dominion Bank/NY
12-27-10	0.220	50,000,000	50,000,000

Total Certificates of Deposit
(Cost: $238,100,000)			$238,100,000

Commercial Paper (33.6%)

	Effective	Amount payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (22.3%)
Amsterdam Funding Corp.
11-01-10	0.150%	$33,800,000		$33,799,587
12-07-10	0.250	30,000,000		29,992,083
12-20-10	0.250	50,000,000		49,982,292
Bryant Park Funding LLC
11-17-10	0.230	50,000,000		49,994,000
Chariot Funding LLC
12-01-10	0.250	50,000,000		49,988,889
FCAR Owner Trust Series I
11-01-10	0.240	25,000,000		24,999,514
11-15-10	0.310	30,000,000		29,995,733
12-02-10	0.270	35,000,000		34,991,338
Grampian Funding LLC
12-08-10	0.300	30,000,000		29,990,250
Regency Markets No. 1 LLC
11-10-10	0.250	35,256,000	(b)	35,253,091
11-22-10	0.240	50,000,000	(b)	49,992,014
Salisbury Receivables Co. LLC
11-01-10	0.180	50,000,000	(b)	49,999,277
Sheffield Receivables Corp.
01-21-11	0.280	50,000,000	(b)	49,967,722
Thunder Bay Funding LLC
11-08-10	0.230	35,000,000		34,997,813
11-12-10	0.240	50,000,000		49,995,486
Windmill Funding Corp.
11-02-10	0.180	48,845,000		48,844,023

Total				652,783,112

Banking (6.5%)
BNP Paribas Finance, Inc.
11-01-10	0.140	71,400,000		71,399,207
HSBC USA, Inc.
11-09-10	0.210	50,000,000		49,996,806
12-23-10	0.220	25,000,000		24,991,750
Rabobank USA Financial Corp.
11-01-10	0.130	42,400,000		42,399,552

Total				188,787,315

Life Insurance (4.8%)
MetLife Short Term Funding LLC
11-15-10	0.290	34,000,000	(b)	33,995,467
11-23-10	0.240	45,000,000		44,992,500

	Effective	Amount payable at
Issuer	yield	maturity		Value(a)
New York Life Capital Corp.
11-08-10	0.220	44,133,000		44,130,352
11-10-10	0.220	18,500,000	(b)	18,498,643

Total				141,616,962

Total Commercial Paper
(Cost: $983,187,389)				$983,187,389

Repurchase Agreements (8.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Barclays Bank PLC dated 10-29-10, matures 11-01-10, repurchase price $144,002,640 (collateralized by: U.S. Treasury Bond total market value $144,000,059)	0.220%	$144,000,000	$144,000,000
Morgan Stanley & Co. dated 10-29-10, matures 11-01-10, repurchase price $94,001,488 (collateralized by: U.S. Treasury Inflation-Indexed Bond total market value $94,000,054)	0.190	94,000,000	94,000,000

Total Repurchase Agreements
(Cost: $238,000,000)			$238,000,000

Bonds (1.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A1
10-11-11	0.311%	$17,033,564		$17,033,564
Honda Auto Receivables Owner Trust
Series 2010-3 Class A1
10-21-11	0.310	29,000,000		28,999,999
Santander Drive Auto Receivables Trust
Series 2010-A Class A1
07-15-11	0.526	10,865,805	(d)	10,865,805

Total Bonds
(Cost: $56,899,368)				$56,899,368

Investments of Cash Collateral Received for Securities on Loan (23.3%)

	Effective	Amount payable at
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Antalis US Funding Corp.
11-18-10	0.310%	$4,998,493	$4,998,493
Grampian Funding LLC
11-09-10	0.280	3,999,129	3,999,129
Rheingold Securitization
01-25-11	0.550	4,992,972	4,992,972
Versailles Commercial Paper LLC
12-15-10	0.340	4,997,119	4,997,119

Total			18,987,713

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (18.0%)
Australia and New Zealand Bank Group
11-01-10	0.350	5,000,000	5,000,000
Bank of Tokyo Securities
01-20-11	0.320	4,995,914	4,995,914
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	14,992,379	14,992,379
BRED Banque Populaire
02-01-11	0.540	4,990,792	4,990,792
Caisse des Depots
12-13-10	0.330	3,997,728	3,997,728
12-13-10	0.345	9,991,287	9,991,287
12-20-10	0.350	9,991,161	9,991,161
12-23-10	0.350	1,998,232	1,998,232
Canadian Imperial Bank
04-07-11	0.300	12,000,000	12,000,000
Clydesdale Bank PLC
01-21-11	0.370	10,000,000	10,000,000
01-24-11	0.370	9,990,656	9,990,656
Credit Agricole
02-24-11	0.656	4,997,468	4,997,468
04-21-11	0.400	20,000,493	20,000,493
Credit Industrial et Commercial
11-05-10	0.500	15,000,574	15,000,574
11-19-10	0.410	14,000,179	14,000,179
Credit Suisse
04-15-11	0.300	15,000,000	15,000,000
Deutsche Bank AG
12-06-10	0.437	15,000,000	15,000,000
DZ Bank AG
11-16-10	0.360	10,000,000	10,000,000
11-22-10	0.355	4,996,896	4,996,896
Erste Bank der Oesterreichischen Sparkassen AG
11-12-10	0.330	14,995,739	14,995,739
11-19-10	0.320	2,499,333	2,499,333
Hong Kong Shanghai Bank Corp., Ltd.
11-12-10	0.300	10,000,000	10,000,000
KBC Bank NV
11-12-10	0.350	10,000,000	10,000,000
11-22-10	0.370	5,000,000	5,000,000
Landesbank Hessen Thuringen
11-29-10	0.270	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	15,000,000	15,000,000
01-04-11	0.330	9,992,855	9,992,855
Mizuho Corporate Bank Ltd.
11-15-10	0.300	4,998,625	4,998,625
11-23-10	0.300	19,994,335	19,994,335
11-26-10	0.300	4,998,542	4,998,542
N.V. Bank Nederlandse Gemeenten
11-12-10	0.300	8,000,000	8,000,000
National Bank of Canada
03-21-11	0.400	15,000,000	15,000,000
Natixis
01-07-11	0.440	20,000,000	20,000,000

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Norinchukin Bank
11-22-10	0.310	14,991,996	14,991,996
01-25-11	0.330	5,000,000	5,000,000
Nykredit Bank
11-04-10	0.460	4,998,020	4,998,020
11-12-10	0.450	15,000,000	15,000,000
11-24-10	0.400	5,000,000	5,000,000
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
Rabobank Group
11-03-10	0.316	15,000,000	15,000,000
04-27-11	0.306	8,000,000	8,000,000
Skandinaviska Enskilda Banken AB
11-15-10	0.300	14,996,126	14,996,126
Societe Generale
02-01-11	0.315	15,000,000	15,000,000
Standard Chartered Bank PLC
12-10-10	0.490	12,000,000	12,000,000
12-21-10	0.340	9,991,413	9,991,413
Sumitomo Trust & Banking Co., Ltd.
04-21-11	0.510	10,000,000	10,000,000
Swedbank AB
11-29-10	0.290	14,996,014	14,996,014
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
11-08-10	0.290	4,998,752	4,998,752
Union Bank of Switzerland
04-18-11	0.336	15,000,000	15,000,000
United Overseas Bank Ltd.
01-18-11	0.330	10,000,000	10,000,000
Westpac Banking Corp.
11-04-10	0.296	15,000,000	15,000,000

Total			527,389,891

Commercial Paper (0.3%)
Suncorp Metway Ltd.
11-08-10	0.300	9,997,250	9,997,250

	Effective	Principal
Issuer	yield	Amount	Value(a)
Repurchase Agreements (4.3%)(f)
Barclays Capital, Inc. dated 03-22-10, matures 11-29-10, repurchase price $5,002,024	0.470%	$5,000,000	$5,000,000
Barclays Capital, Inc. dated 10-13-10, matures 11-29-10, repurchase price $25,007,965	0.370	25,000,000	25,000,000
Barclays Capital, Inc. dated 10-29-10, matures 11-01-10, repurchase price $23,923,236	0.200	23,922,837	23,922,837

	Effective	Principal
Issuer	yield	Amount	Value(a)
Citigroup Global Markets, Inc. dated 10-29-10, matures 11-01-10, repurchase price $25,000,479	0.230	25,000,000	25,000,000
Deutsche Bank AG dated 10-29-10, matures 11-01-10, repurchase price $506,718	0.230	506,709	506,709
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $25,010,118	0.470	25,000,000	25,000,000
Pershing LLC dated 10-29-10, matures 11-01-10, repurchase price $2,000,053	0.320	2,000,000	2,000,000
RBS Securities, Inc. dated 04-01-10, matures 12-03-10, repurchase price $15,006,854	0.470	15,000,000	15,000,000
RBS Securities, Inc. dated 10-29-10, matures 11-01-10, repurchase price $5,000,154	0.370	5,000,000	5,000,000

Total			126,429,546

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $682,804,400)			$682,804,400

Total Investments in Securities
(Cost: $3,611,247,985)(g)			$3,611,247,985

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $753,095,864 or 25.72% of net assets.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $10,865,805 or 0.37% of net assets.

(e)	At Oct. 31, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.470%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$941,710
Citigroup Commercial Mortgage Trust	337,861
Granite Master Issuer PLC	977,742
GS Mortgage Securities Corp II	305,524
LB Commercial Conduit Mortgage Trust	416,854
LB-UBS Commercial Mortgage Trust	583,759
Merrill Lynch Mortgage Trust	336,867
Morgan Stanley Capital I	255,580
Paragon Mortgages PLC	803,499
WaMu Mortgage Pass Through Certificates	290,604

Total market value of collateral securities	$5,250,000

Barclays Capital, Inc. (0.370%)

Security description	Value (a)

Arabella Arabella	$1,119,374
Banco Bilbao Vizcaya Argentaria/New York NY	57,478
BNP Paribas	175,781
Bp Capital Markets PLC	2,201,944
Commonwealth Bank of Australia	2,074,046
Cparcher Daniels M D	1,249,174
Credit Agic Corp	5,254
Gdz Suez	1,134,534
Grampian Funding Ltd/LLC	1,486,820
John Deere Credit Ltd	1,194,802
Kfw	1,149,380
Lloyds Bk PLC	630,738
Nationwide Building Soc	2,439,292
Network Rail Infrastructure	999,719
Nieuw Amsterdam	814,389
Oesterreichische Kontrollbank AG	2,145,966
Prudential PLC	3,707,756
Rabobank Nederland	154,562
Societe Generale	2,106,713
Societe Generale/New York NY	125,000
Ubs Ag Stamford Bran	27,628
Wal-Mart Stores Inc	1,249,650

Total market value of collateral securities	$26,250,000

Barclays Capital, Inc. (0.200%)

Security description	Value (a)

United States Treasury Note/Bond	$24,401,296

Total market value of collateral securities	$24,401,296

Citigroup Global Markets, Inc. (0.230%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$141,294
Fannie Mae REMICS	8,317,000
Fannie Mae-Aces	183,838
Freddie Mac Reference REMIC	267,990
Freddie Mac REMICS	13,020,275
Government National Mortgage Association	3,569,603

Total market value of collateral securities	$25,500,000

Deutsche Bank AG (0.230%)

Security description	Value (a)

Fannie Mae Pool	$516,843

Total market value of collateral securities	$516,843

Morgan Stanley (0.470%)

Security description	Value (a)

Argento Variable Fund	$3,583,226
Banco Bilbao Vizcaya	2,314,778
Ebury Finance Ltd	3,785,281
Grampian Funding Ltd/LLC	2,706,275
Halkin Finance LLC	2,017,752
Scaldis & Scaldis Jo	4,145,833
Surrey Funding Corp	2,285,399
Unicredit Delaware	5,411,456

Total market value of collateral securities	$26,250,000

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$304,761
Fannie Mae REMICS	141,340
Fannie Mae Whole Loan	2,351
Federal Farm Credit Bank	71,626
Federal Home Loan Banks	26,117
Federal Home Loan Mortgage Corp	3,543
Federal National Mortgage Association	41,283
Freddie Mac Gold Pool	277,398
Freddie Mac REMICS	170,330
Ginnie Mae I Pool	258,294
Ginnie Mae II Pool	231,771
Government National Mortgage Association	216,183
United States Treasury Inflation Indexed Bonds	3,901
United States Treasury Note/Bond	291,102

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.470%)

Security description	Value (a)

American Home Mortgage Investment Trust	$331,738
Banc of America Commercial Mortgage Inc	1,474,356
Banc of America Large Loan Inc	742,636
Bella Vista Mortgage Trust	16,188
CC Mortgage Funding Corp	98,593
Citigroup/Deutsche Bank Commercial Mortgage Trust	619,067
Commercial Mortgage Pass Through Certificates	4,496
Countrywide Home Loan Mortgage Pass Through Trust	75,870
Credit Suisse First Boston Mortgage Securities Corp	189,359
Credit Suisse Mortgage Capital Certificates	89,833
First Horizon Alternative Mortgage Securities	17,378
First Republic Mortgage Loan Trust	379,784
Ford Credit Floorplan Master Owner Trust	3,135,491
GE Capital Commercial Mortgage Corp	995,886
GMAC Mortgage Corp Loan Trust	18,142
Greenwich Capital Commercial Funding Corp	76,952
GS Mortgage Securities Corp II	602,997
Harborview Mortgage Loan Trust	65,918
Honda Auto Receivables Owner Trust	101,144
JP Morgan Chase Commercial Mortgage Securities Corp	3,758,438
LB-UBS Commercial Mortgage Trust	61,206
MLCC Mortgage Investors Inc	1,688
Morgan Stanley Capital I	190,037
Sequoia Mortgage Trust	2,233
Wachovia Bank Commercial Mortgage Trust	1,869,915
WaMu Mortgage Pass Through Certificates	805,407
Wells Fargo Mortgage Backed Securities Trust	25,278

Total market value of collateral securities	$15,750,030

RBS Securities, Inc. (0.370%)

Security description	Value (a)

American Express Issuance Trust	$499
Ameriquest Mortgage Securities Inc	266,389
BA Credit Card Trust	64,093
Bear Stearns Asset Backed Securities Trust	45,002
Capital Auto Receivables Asset Trust	1,204
Capital One Multi-Asset Execution Trust	91,316
Chase Issuance Trust	75,895
Citibank Credit Card Issuance Trust	514,069
Citigroup Commercial Mortgage Trust	25,763
Credit-Based Asset Servicing and Securitization LLC	57,616
Discover Card Master Trust	189,126
First National Master Note Trust	60,283
Ford Credit Auto Owner Trust	29,487
GE Capital Credit Card Master Note Trust	196,046
Goal Capital Funding Trust	11,986
Greenwich Capital Commercial Funding Corp	388,691
GS Mortgage Securities Corp II	297,518
Hyundai Auto Receivables Trust	301,493
Keycorp Student Loan Trust	715
Massachusetts Educational Financing Authority	59,483
MBNA Master Credit Card Trust	183,395
Morgan Stanley Dean Witter Capital I	14,898
Nelnet Student Loan Trust	631,834
Nissan Auto Lease Trust	101,902
Renaissance Home Equity Loan Trust	44
SLM Student Loan Trust	1,304,053
Terwin Mortgage Trust	161,170
Wachovia Bank Commercial Mortgage Trust	176,123

Total market value of collateral securities	$5,250,093

(g)	Also represents the cost of securities for federal income tax purposes at Oct. 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$896,867,178	$—	$896,867,178
FDIC-Insured Debt	—	515,389,650	—	515,389,650
Certificates of Deposit	—	238,100,000	—	238,100,000
Commercial Paper	—	983,187,389	—	983,187,389
Repurchase Agreements	—	238,000,000	—	238,000,000

Total Short-Term Securities	—	2,871,544,217	—	2,871,544,217

Bonds
Asset-Backed Securities	—	56,899,368	—	56,899,368

Total Bonds	—	56,899,368	—	56,899,368

Other
Investments of Cash Collateral Received for Securities on Loan	—	682,804,400	—	682,804,400

Total Other	—	682,804,400	—	682,804,400

Total	$—	$3,611,247,985	$—	$3,611,247,985

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Short Term Investments Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 20, 2010